Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

March 30, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:

Eaton Vance Growth Trust (File Nos. 811-01241 and 02-22019) (the “Registrant”)

on behalf of its series Eaton Vance Worldwide Health Sciences Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and Proxy Card (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Thursday, May 26, 2016.  The Registrant transmitted preliminary copies of the proxy materials on March 14, 2016 (Accession No. 0000940394-16-002219).

The definitive filing incorporates responses to comments made on the preliminary materials provided by Lisa Larkin of the Staff of the Division of Investment Management of the Commission (the “Staff”) to the undersigned via telephone on March 23, 2016.  The comments and the responses thereto are set forth below.  Capitalized terms have the meaning ascribed to them in the proxy statement.

Notice of Special Meeting of Shareholders

1.

Comment:  Please explain whether the Research Support Agreement is subject to Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  Please also explain the rationale for the name of the contract.

Response:  The Research Support Agreement is a contract subject to Section 15 of the 1940 Act because OrbiMed will be providing research and advice to the Portfolio’s adviser in connection with the Portfolio’s investment program.  The name of the contract is meant to more accurately describe the services being provided thereunder, as more fully detailed in the form agreement included as Exhibit E to the Proxy Statement.

Proxy Statement

2.

Comment:  Pursuant to Item 6(a) of Schedule 14A, please include the shares of each class of the Fund outstanding.

Response:  The requested disclosure has been added.

Securities and Exchange Commission

March 30, 2016

3.

Comment:  In the “Questions and Answers” section, please explain references to OrbiMed as a “sub-adviser” to the Fund, given that its services will be pursuant to a Research Support Agreement.  Please also explain any material differences in the services to be provided pursuant to the Research Support Agreement with OrbiMed and the Investment Sub-Advisory Agreement with EVMI.

Response:  As described in the Proxy Statement, OrbiMed will be a sub-adviser to the Portfolio, providing services pursuant to a Research Support Agreement.  The details of the services to be provided by OrbiMed are set forth in Exhibit E to the Proxy Statement.  See also Response 1 contained herein.  Registrant believes that the services to be provided by OrbiMed under the Research Support Agreement, including providing advice to the adviser with respect to the Portfolio’s investment program, are consistent with the definition of “investment adviser” as used in Section 205 of the Investment Advisers Act of 1940, as amended.  A statement related to each of OrbiMed and EVMI’s responsibilities as sub-adviser is included in the Proxy Statement under “Why are these changes being proposed?” in the “Questions and Answers” section (emphasis added):

“Accordingly EVM and OrbiMed proposed, and the Trustees approved, the proposed restructuring, under which EVM would assume the role of investment adviser to the Portfolio responsible for implementing the Portfolio’s investment program, EVMI would serve as sub-adviser involved in the Portfolio’s day-to-day management, and OrbiMed would serve as sub-adviser providing research services to EVM with respect to the Portfolio’s investment program.”

4.

Comment:  In the “Questions and Answers” section, consider adding disclosure regarding portfolio turnover and the tax consequences to shareholders.

Response:  The requested disclosure has been added.

5.

Comment:  In the “Questions and Answers” section, consider including an explanation in plain English as to what is meant by the following statement:  “OrbiMed…is seeking to maintain a prudent and appropriate level of discretionary assets under management.”

Response:  The Fund has added disclosure to the Proxy Statement in the “Questions and Answers” section to clarify that OrbiMed is seeking to maintain a prudent and appropriate level of assets under management for which it provides discretionary investment management services.  Disclosure has also been added to state that, as a discretionary manager, OrbiMed is responsible for making and implementing all investment decisions for a client.

6.

Comment:  In the “Questions and Answers” section, consider adding disclosure regarding what would happen if Fund shareholders do not approve the proposals.

Response:  Please refer to “What will happen if shareholders do not approve the proposals?” in the “Questions and Answers” section, which includes the requested disclosure.

7.

Comment:  Under “Portfolio Management” in Proposal 1, include in parentheticals information briefly describing the foreign schools in the biography of Samantha Pandolfi.

Response:  The requested disclosure has been added.

8.

Comment:  In the paragraph preceding “Fees” in Proposal 1, consider adding disclosure regarding portfolio turnover and the tax consequences to shareholders.

Response:  The requested disclosure has been added.

Securities and Exchange Commission

March 30, 2016

9.

Comment:  Please provide a supplemental explanation in the response letter as to why the performance adjustment structure is appropriate.  For example, under certain conditions, the dollar amount of the performance adjustment may exceed the dollar amount of the base advisory fee.

Response:  As described in the Proxy Statement, the base advisory fee under the current and proposed advisory agreements is subject to an adjustment higher or lower based on the extent to which the Portfolio outperforms or underperforms its benchmark index by at least 1.00% over the prior 36-month time period.  Such a performance fee can be expected to align the interests of shareholders of the Portfolio (and indirectly the interests of shareholders of the Fund) with the interests of the investment adviser with respect to performance.  This structure is also consistent with Staff guidance on performance fee arrangements for registered investment companies, in that the performance fee increases and decreases proportionately with the investment performance of the Portfolio over a specified period in relation to the investment record of the benchmark index.  See Factors to be Considered in Connection with Investment Company Advisory Contracts Containing Incentive Fee Arrangements, Investment Company Act Release No. 7113 (April 6, 1972).

10.

Comment:  Pursuant to Item 22(c)(1)(i) of Schedule 14A, include under “Other Provisions” in Proposal 1 the date of the existing investment advisory contract and the purpose for its last submission to a vote of security holders of the Fund.

Response:  The requested disclosure has been added.

11.

Comment:  Pursuant to Item 22(c)(3) of Schedule 14A, confirm that the names and addresses and the basis of control of all parent companies of OrbiMed are disclosed.

Response:  Registrant confirms the information with respect to OrbiMed as included in the Proxy Statement is complete.

12.

Comment:  Consider whether the header of Exhibit F should be deleted or revised to reference the Portfolio.

Response:  The header has been deleted.  Registrant believes the introductory section entitled “Overview of the Contract Review Process” provides sufficient detail as to the contract approvals.  This presentation is also consistent with that contained in shareholder reports of Eaton Vance funds regarding contract approvals.

13.

Comment:  Pursuant to Item 22(c)(11)(i) of Schedule 14A, to the extent the Fund’s Board of Trustees (the “Board”) relied on comparisons of the services to be rendered and the amounts to be paid under the proposed investment advisory contract with those of other investment advisory contracts, describe the comparisons that were relied on and how they assisted the Board in determining to recommend that shareholders approve the advisory contract.

Response:  Please refer to disclosure contained under “Management Fees and Expenses” in Exhibit F, which states:

“...The Board considered the Management Fees and total expense ratio of the Fund for the year ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses and before and after giving effect to the Performance Adjustment, in each case under the Current Agreements and on a pro forma basis under the Proposed Agreements and Administration Agreement…After considering the foregoing information, and in light of the nature, extent and quality of the package of inter-related services to be provided by EVM, EVMI and OrbiMed under the Proposed Agreements and the Administration Agreement, the Board concluded that the Management Fees for such services are reasonable.”

Securities and Exchange Commission

March 30, 2016

14.

Comment:  Pursuant to Item 22(c)(11)(i) of Schedule 14A, discuss in reasonable detail the material factors and the conclusions with respect thereto that form the basis for the recommendation of the Board that shareholders approve the advisory contract, including a discussion as to the investment performance of the Fund and the investment adviser.

Response:  Please refer to disclosure contained under “Fund Performance” in Exhibit F, which states:

“The Board compared the Fund’s historical investment performance to that of comparable funds, appropriate benchmark indices, and customized peer groups of similarly managed funds. As noted above, the Board also considered the performance record of the proposed portfolio managers in managing other accounts or sleeves of other accounts, including sleeves of other Eaton Vance Funds, that invest in the health sciences sector of the market. The Board recognized that, consistent with the fees payable under the Current OrbiMed Agreement, the fees payable under the Proposed EVM Agreement will be subject to an adjustment higher or lower based on the extent to which the Portfolio outperforms or underperforms its benchmark index by at least 1.00% over the prior 36-month time period (the “Performance Adjustment”), which can be expected to align the interests of shareholders of the Portfolio (and indirectly the interests of shareholders of the Fund) with the interests of EVM with respect to performance. On the basis of the foregoing and other relevant information provided by EVM, EVMI and OrbiMed, the Board concluded that EVM and EVMI can be expected to bring appropriate resources to bear in pursuing satisfactory performance for the Portfolio under the Proposed Agreements.”

15.

Comment:  Pursuant to Item 22(c)(11)(i) of Schedule 14A, discuss in reasonable detail the material factors and the conclusions with respect thereto that form the basis for the recommendation of the Board that shareholders approve the advisory contract, including a discussion as to the profits to be realized by the investment adviser and its affiliates from the relationship with the Fund.

Response:  Please refer to disclosure contained under “Profitability” in Exhibit F, which states:

“The Board considered the level of profits realized by EVM and OrbiMed (and relevant affiliates thereof) in providing services to the Fund and the Portfolio under the Current Agreements, without regard to revenue sharing or other payments by such parties in respect of distribution services. The Board also considered an estimate of the profits to be realized by EVM and EVMI under the Proposed Agreements and the Administration Agreement, as well as other direct or indirect fall-out benefits to be received in the future by EVM and EVMI in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available as a result of securities transactions effected for the Portfolio and other investment advisory clients. The Board did not consider the profits to be realized by OrbiMed in providing research support services under the Proposed OrbiMed Agreement to be a material factor in light of the fact that EVM will be responsible for compensating OrbiMed for the services performed under the Proposed OrbiMed Agreement, that EVM and OrbiMed are not affiliated and, accordingly, that the terms of the Proposed OrbiMed Agreement reflect the result of arms-length bargaining between EVM and OrbiMed.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the package of inter-related services to be provided by EVM, EVMI and OrbiMed, the profits to be realized by EVM and EVMI under the Proposed Agreements and the Administration Agreement will be reasonable.”

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8064.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan, Esq.

Vice President